Investments in Marketable Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	$ 10,507	$ 18,790
Gross Unrealized Gains	49	20
Gross Unrealized Losses	(399)	(299)
Aggregate Market Value	10,157	18,511
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	4,968	13,244
Gross Unrealized Gains	49	18
Gross Unrealized Losses	0	(179)
Aggregate Market Value	5,017	13,083
Time deposit with original maturities more than three months
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	5,539	5,546
Gross Unrealized Gains	0	2
Gross Unrealized Losses	(399)	(120)
Aggregate Market Value	$ 5,140	$ 5,428